International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 167,319	$ 205,104	$ 215,931
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net	5	12	141
Provision for probable loan losses	45,379	18,843	6,112
Unrealized loss (gain) on equity securities with readily determinable fair values	(107)	(158)	388
Stock compensation expense	743	980	1,035
Increase (decrease) in other liabilities	(13,932)	32,157	24,916
Net cash provided by operating activities	305,133	311,565	229,847
Investing activities:
Net cash (used in) provided by investing activities	(343,705)	(318,058)	379,440
Financing activities:
Redemption of long-term debt		(25,774)
Proceeds from stock transactions	542	1,923	1,522
Payments of cash dividends - common	(69,928)	(68,670)	(49,599)
Repurchase of outstanding common stock warrant			(29,005)
Purchase of treasury stock	(48,878)	(17,845)	(19,042)
Net cash used in financing activities	1,778,990	(53,484)	(557,847)
Increase (decrease) in cash and cash equivalents	1,740,418	(59,977)	51,440
Cash and cash equivalents at beginning of period	256,820	316,797	265,357
Cash and cash equivalents at end of period	1,997,238	256,820	316,797
Parent Company [Member] | Reportable Legal Entities
Operating activities:
Net income	167,319	205,104	215,931
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	27
Unrealized loss (gain) on equity securities with readily determinable fair values	22	(16)	330
Stock compensation expense	743	980	1,035
Increase (decrease) in other liabilities	2,467	(58)	(1,479)
Equity in undistributed net income of subsidiaries	(41,641)	(84,234)	(111,135)
Net cash provided by operating activities	128,937	121,776	104,682
Investing activities:
Net increase in notes receivable		(12,100)
(Decrease) increase in other assets and other investments	31,289	5,915	(7,891)
Net cash (used in) provided by investing activities	31,289	(6,185)	(7,891)
Financing activities:
Redemption of long-term debt		(25,774)
Proceeds from stock transactions	542	1,923	1,522
Payments of cash dividends - common	(69,928)	(68,670)	(49,599)
Repurchase of outstanding common stock warrant			(29,005)
Purchase of treasury stock	(48,878)	(17,845)	(19,042)
Net cash used in financing activities	(118,264)	(110,366)	(96,124)
Increase (decrease) in cash and cash equivalents	41,962	5,225	667
Cash and cash equivalents at beginning of period	24,290	19,065	18,398
Cash and cash equivalents at end of period	$ 66,252	$ 24,290	$ 19,065